UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended September 30, 2010*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Caip Global Partners, Ltd.

Address:  c/o Ogier Fiduciary Services (Cayman) Limited
          89 Nexus Way
          Camana Bay
          Grand Cayman, KY1-9007
          Cayman Islands

13F File Number: 028-13401

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Walter G. Schendel III
Title:     Managing Member
Phone:     (203) 523-0349


Signature, Place and Date of Signing:

/s/ Walter G. Schendel III       Rowayton, Connecticut       November 15, 2010
--------------------------    --------------------------    -------------------
     [Signature]                    [City, State]                 [Date]

* Related to its intent to liquidate, prior to September 30, 2010, Caip Partners, LLC sold all of its assets, including all of the securities over which it exercised investment discretion and that were listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities.

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                       Name

028-13400                              Caip Partners, LLC






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